Sales revenues (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Sales revenues	$ 21,037	$ 23,467	$ 42,110	$ 47,235
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	15,147	16,436	30,739	33,546
Country China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,020	2,907	3,086	4,388
Country Americas [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	783	953	1,456	2,004
Country Europe [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	971	1,489	2,018	2,702
Country Asia [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,118	423	2,314	906
Country United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	294	662	977	2,137
Country Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	629	591	1,301	1,541
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	75	6	219	11
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 5,890	$ 7,031	$ 11,371	$ 13,689